LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Kibali Jersey Limited [member]
Disclosure of detailed information about leases [text block]
The lease liability is effectively secured as the rights to the leased asset revert to the lessor in the event of default.

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Gross finance lease liabilities – minimum lease payments:
No later than 1 year	11,042	12,979	12,100
Later than 1 year and no later than 5 years	39,872	42,239	52,968
Later than 5 years	6,694	13,344	13,381
Future finance charges	(9,662)	(13,545)	(18,696)
Present value of the finance lease liability	47,946	55,017	59,753

No later than 1 year	7,596	8,310	8,223
Later than 1 year and no later than 5 years	32,618	32,853	38,858
Later than 5 years	7,732	13,854	12,672
	47,946	55,017	59,753